EFMT 2025-CES4 ABS-15G

Exhibit 99.23

Report Pulled:	6/27/2025
Loan Count:	1503
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	2	0.13%
Appraised Value	18	1.20%
First Payment Due Date	36	2.40%
Original Combined LTV	433	28.81%
Original FICO Score	6	0.40%
Original LTV	11	0.73%
Origination/Note Date	9	0.60%
Originator Back-End DTI	80	5.32%
Property Type	18	1.20%